Note 32 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Base And Capital Management
Capital (Capital base and capital management)		€ 3,267,000,000	€ 3,267,000,000	€ 3,267,000,000
Share Premium		23,992,000,000	23,992,000,000	23,992,000,000
Retained Earnings, Revaluation Reserve, And Other Reserves		30,344,000,000	29,269,000,000	26,029,000,000
Other Equity ( Capital base and management)		42,000,000	56,000,000	50,000,000
Less Treasury shares		(46,000,000)	(62,000,000)	(296,000,000)
Profit or loss attributable to owners of the parent		1,305,000,000	3,512,000,000	5,400,000,000
Less Interim dividends		0	(1,084,000,000)	(1,109,000,000)
Shareholder's Funds		58,904,000,000	58,950,000,000	57,333,000,000
Accumulated Other Comprehensive Income		(14,356,000,000)	(10,226,000,000)	(10,223,000,000)
Total Non-Controlling interests		5,471,000,000	6,201,000,000	5,764,000,000
Equity		50,020,000,000	54,925,000,000	52,874,000,000
Intangible assets ( Eligible Capital Resources)		(3,455,000,000)	(6,803,000,000)	(8,199,000,000)
Synthetic Treasure Shares		(320,000,000)	(422,000,000)	(135,000,000)
Capital Deductions		(3,775,000,000)	(7,225,000,000)	(8,334,000,000)
Differences From Solvency And Accounting Level		(186,000,000)	(215,000,000)	(176,000,000)
Non Eligible Equity		(186,000,000)	(215,000,000)	(176,000,000)
Other Adjustments And Deductions	[1]	(3,128,000,000)	(3,832,000,000)	(4,049,000,000)
Common Equity Tier 1 CET1		42,931,000,000	43,653,000,000	40,313,000,000
Additional Tier 1 Before Regulatory Adjustments		6,666,000,000	6,048,000,000	5,634,000,000
Total Regulatory Adjustments Of Addittional Tier 1		0	0	0
Tier 1 (Eligible capital resources)		49,597,000,000	49,701,000,000	45,947,000,000
Tier 2 ( Eligible capital resources)		8,548,000,000	8,304,000,000	8,756,000,000
Total Capital (Tier 1 + Tier 2))		58,145,000,000	58,005,000,000	54,703,000,000
Total Capital		€ 45,042,000,000	€ 46,540,000,000	€ 41,576,000,000

[1]

(1) Other adjustments and deductions includes the amount of minority interest not eligi ble as capital, amount of dividends not distributed and other deductions and filters set by the CRR. In addition it includes other remuneration to shareholders (see Note 4)